OFI Global Asset Management, Inc.
225 Liberty Street,
New York, New York 10281-1008
July 22, 2016
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Oppenheimer Cash Reserves Post-Effective Amendment No. 46 under the Securities Act and Amendment No. 45 under the Investment Company Act File Nos. 33-23223; 811-5582
To the Securities and Exchange Commission:
An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Cash Reserves (the “Fund”). This filing constitutes Post-Effective Amendment No. 46 under the Securities Act and Amendment No. 45 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).
This filing is being made pursuant to Rule 485(a) under the Securities Act primarily to implement changes to the Fund’s name and related principal investment strategies and/or risks, as well as other changes that will allow the Fund to operate as a “government money market fund” in connection with the amendments adopted by the U.S. Securities and Exchange Commission (the “SEC”) to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant respectfully requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed October 26, 2015 under Rule 485(b). The Amendment has been tagged to indicate changes since the October 26, 2015 filing.
The material differences between the disclosure in the October 26, 2015 filing and the Amendment are:
Prospectus Differences
The Prospectus for the Fund is different from the 2015 prospectus, as follows:  (i) name change:  Oppenheimer Cash Reserves changes to “Oppenheimer Government Cash Reserves” and (ii) revisions to the sections “Principal Investment Strategies,” “Principal Risks” and “The Fund’s Principal Investment Strategies and Risks” to reflect revisions consistent with the conversion of the Fund from a prime money market fund to a government money market fund
SAI Differences
The Statement of Additional Information for the Fund is different from the 2015 SAI, as follows:  (i) name changes to reflect the Fund’s new name; and (ii) revisions to the section “The Funds’ Main Investment Policies” to reflect updated investment strategies and risks consistent with the conversion of the Fund from a prime money market fund to a government money market fund.
We anticipate that an amendment to the Registration Statement will be filed on or about September 28, 2016, including (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended July 31, 2016 ; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes. The Amendment and the subsequent filing should become effective on September 28, 2016, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:
Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-4091
egizzi@ofiglobal.com
Sincerely,
/s/ Adrienne Ruffle
Adrienne Ruffle Associate Counsel
cc:	Valerie Lithotomos, Esq. Ropes & Gray LLP KPMG LLP Edward Gizzi, Esq. Gloria LaFond